Summary of significant accounting policies (Details) ¥ in Billions		12 Months Ended
	Sep. 19, 2013 USD ($) shares	Dec. 31, 2015 USD ($) units item ¥ / $ shares	Dec. 31, 2014 USD ($) item ¥ / $	Dec. 31, 2013 USD ($) item ¥ / $	Dec. 28, 2015 USD ($)	Dec. 28, 2015 CNY (¥)	May. 06, 2015	Mar. 19, 2014 item	Dec. 06, 2013 USD ($)	Oct. 21, 2013	Jul. 12, 2013 USD ($)	May. 03, 2013 USD ($)	Dec. 31, 2012 USD ($)
Accounting Policies [Line Items]
Year end RMB: US$ exchange rate | ¥ / $		6.4936	6.1190	6.0969
Period average RMB: US$ exchange rate | ¥ / $		6.2272	6.1424	6.1956
Cash and cash equivalents:
Cash and cash equivalents		$ 387,528,092	$ 140,494,754	$ 587,119,126									$ 496,204,796
Revenue recognition:
Reversal of sales		$ 4,200,000
Number of units affected | units		28
Amounts received from customers in excess of revenues recognized		$ 280,200,000	223,500,000
Accounts receivable
Allowance for doubtful debts		0	0
Other receivables, allowance for doubtful debts		0	0
Deposits for land use rights, impairment losses		0	0	$ 0
Advances to suppliers, allowance provided		$ 0	$ 0
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary		43.00%	43.00%	43.00%
Retirement benefits expense		$ 10,664,576	$ 7,328,091	$ 3,471,862
Required repatriation		10.00%
Minimum percentage of Statutory Surplus Reserve		50.00%
Required percentage of Statutory Reserve prior to distributions		25.00%
Advertising and promotion expenses		$ 35,350,419	32,137,186	18,096,298
Lease expenses		$ 7,613,448	6,031,670	3,694,591
Property warranty
Warranty term		2 months
Percentage of contract cost withheld		5.00%
Contract cost withholding term		2 years
Restricted cash and restricted deposit:
Restricted deposit		$ 0	69,357,738
Debt Instrument [Line Items]
Debt issuance date		Sep. 19, 2013
Maturity date		Oct. 05, 2016
Interest rate		1.60%
Number of shares issued | shares	12,000,000
Remaining debt issuance cost		$ 12,504,255	16,677,352	9,048,940
Long-term investments
Cost method investment, ownership interest		80.00%
Asset Impairment Charges		$ 0	0	0
Share Repurchase Program
Stock repurchase program authorized amount					$ 40,000,000						$ 60,000,000
Treasury shares, shares | shares	14,264,896	13,470,488
Treasury stock, value	$ 19,434,281	$ 24,045,440	20,696,268
Short-term bank acceptance notes [Member]
Notes payable and other payables
Debt term		6 months
Notes payable		$ 46,986,399	2,453,228
Northern Nevada Land Portfolio [Member]
Revenue recognition:
Revenue recognized under the full accrual method		800,000		1,200,000
Condominium units located in Irvine, California [Member]
Revenue recognition:
Revenue recognized under the full accrual method		$ 800,000	$ 4,900,000	$ 5,400,000
Number of items sold | item		1	7	7
Number of finished units | item			15	15
Residential units [Member]
Revenue recognition:
Down payment, percentage		10.00%
Withdrawal Restrictions [Member]
Restricted cash and restricted deposit:
Restricted cash		$ 47,351,169	$ 29,674,355
Designated For Project Development [Member]
Restricted cash and restricted deposit:
Restricted cash		315,786,041	333,092,735
Restricted Cash Related to Short Term Loans [Member]
Restricted cash and restricted deposit:
Restricted cash		232,351,854	68,990,158
Restricted deposit		0	69,357,738
Restricted Cash Related to Long Term Loans [Member]
Restricted cash and restricted deposit:
Restricted cash		0	24,513,809
Restricted deposit		0	0
Restricted Cash Related to Other Debts [Member]
Restricted cash and restricted deposit:
Restricted cash		$ 29,918,940	$ 68,672,151
Minimum [Member]
Retirement benefits
LAT Progressive Rate		30.00%
Minimum [Member] | Residential units [Member]
Revenue recognition:
Second payment, percentage		20.00%
Maximum [Member]
Retirement benefits
LAT Progressive Rate		60.00%
Maximum [Member] | Residential units [Member]
Revenue recognition:
Second payment, percentage		70.00%
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Long-term investments
Equity Method Investment, Ownership Percentage		51.00%								51.00%
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Long-term investments
Cost method investment, ownership interest		1.85%	1.85%
Dividend received		$ 0	$ 0	$ 0
Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. [Member]
Long-term investments
Equity Method Investment, Ownership Percentage		40.00%						40.00%
Number of independent shareholders who established a joint venture | item								4
Beijing Ruihao Rongtong Real Estate Development Co., Ltd. [Member]
Long-term investments
Cost method investment, ownership interest		80.00%					80.00%
Senior Secured Convertible Note [Member]
Debt Instrument [Line Items]
Debt issuance date		Sep. 19, 2013
Debt instrument, aggregate principal amount	$ 75,761,009
Maturity date		Sep. 19, 2018
Interest rate		5.00%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Debt issuance date		May 03, 2013
Debt instrument, aggregate principal amount												$ 200,000,000
Maturity date		May 03, 2018
Interest rate		13.25%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date		Dec. 06, 2013
Debt instrument, aggregate principal amount									$ 200,000,000
Maturity date		Jun. 06, 2019
Interest rate		13.00%
First Tranche Bonds due in December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Debt issuance date		Dec. 28, 2015
Debt instrument, aggregate principal amount					$ 154,000,000	¥ 1
Maturity date		Dec. 28, 2020
Interest rate		7.50%